Share-Based Compensation - Additional Information (Detail) - USD ($)								1 Months Ended			12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2020	Mar. 19, 2020	Aug. 14, 2019	Mar. 20, 2019	Mar. 17, 2015	Apr. 30, 2020	Mar. 19, 2020	Mar. 20, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for grant											3,000,000
Granted, Number of shares				35,920						29,295		27,125
Restricted stock unit, vesting in period											286,895	89,888
Weighted average grant value per share, vested											$ 10.66	$ 12.25
Share-based compensation costs											$ 1,373,292	$ 1,321,205	$ 1,495,412
Share-based compensation costs											$ 0	$ 77,364
Share based compensation options exercisable											310,856
weighted average exercise price of share options exercisable											$ 21.37
weighted-average remaining contractual term of options outstanding											2 years 7 months 28 days
Shares granted forfieted		10,054	2,144		5,425						16,123	12,198
Sharebased Compensation Arrangement By Sharebased Payment Award Discounted Percenatge											15.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)							4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)							6 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized											$ 380,704	$ 1,002,608
Total compensation cost not yet recognized period for recognition											1 year 21 days	11 months 4 days
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares														63,728
Weighted average value, per share												$ 11.06
Restricted stock unit, vesting in period												17,240	94,764
Weighted average grant value per share, vested											$ 7.90			$ 12.04
Share vested, total fair value													$ 12,040.00	$ 274,240
Total compensation cost not yet recognized											$ 0	$ 0
Share-based compensation costs													$ 8,474
2013 Long Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares	15,000
Weighted average value, per share	$ 8.46
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased Compensation Arrangement By Sharebased Payment Award Discounted Purchase Price											$ 9.70
Non Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares											30,380
Non Employee Director [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares								5,000	37,975
Weighted average value, per share				$ 7.90		$ 11.06				$ 10.26			$ 7.90
Restricted stock unit, vesting in period						32,550							29,898
Weighted average grant value per share, vested													$ 12.04
Share vested, total fair value											$ 295,294	$ 114,739	$ 336,054
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Intrinsic Value, Amount Per Share		$ 11.54			$ 11.06
Non Employee Director [Member] | 2013 Long Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average value, per share												$ 11.06
Chief Executive Officer [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares											48,147	62,763
Weighted average value, per share											$ 7.90	$ 12.77	$ 15.80
Share vested, total fair value													$ 60,300
Chief Executive Officer [Member] | 2013 Long Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average value, per share											$ 11.06
Officers and Employees [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares						141,888			17,240	23,957	32,521			28,214
Weighted average grant value per share, vested											$ 9.89
Share vested, total fair value											$ 293,175	$ 265,487	$ 548,218
Officers and Employees [Member] | 2013 Long Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares										20,048
Weighted average value, per share										$ 10.26
Executive Chairman [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock unit, vesting in period											20,048
Weighted average grant value per share, vested											$ 10.26
Share vested, total fair value											$ 1,777,532